Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	$ 2,216	$ 1,833
Right-of-use assets	4,207	4,632
Intangible assets	245,681	130,811
Other non-current asset	360	0
Deferred tax asset	4,906	6,418
Total non-current assets	257,370	143,694
Current assets
Trade and other receivables	26,487	21,160
Cash and cash equivalents	15,814	13,729
Total current assets	42,301	34,889
Total assets	299,671	178,583
Equity
Share capital	0	0
Capital reserve	90,763	78,037
Treasury shares	(35,576)	(29,998)
Share-based compensation reserve	15,450	10,624
Foreign exchange translation deficit	(5,225)	(10,812)
Hedging reserve	136	0
Retained earnings	42,407	75,337
Total equity	107,955	123,188
Non-current liabilities
Lease liability	3,582	3,819
Deferred consideration	34,929	0
Deferred tax liability	6,222	2,258
Contingent consideration	126	0
Borrowings	108,623	19,582
Derivative financial instrument	2,075	0
Other payables	1,120	0
Total non-current liabilities	156,677	25,659
Current liabilities
Trade and other payables	13,477	10,205
Deferred income	5,100	2,616
Deferred consideration	4,924	11,277
Borrowings and accrued interest	10,013	3,349
Lease liability	1,205	1,213
Income tax payable	320	1,076
Total current liabilities	35,039	29,736
Total liabilities	191,716	55,395
Total equity and liabilities	$ 299,671	$ 178,583